FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Summary of gross holding loss and fair value of held-to-maturity securities

				Gross
			Amortized	Holding	Fair
	Trading Securities	Level	Cost	Loss	Value
March 31, 2023	Money Market Funds	1	$ n/a	$ n/a	$7,602,649

				Gross
			Amortized	Holding	Fair
	Trading Securities	Level	Cost	Loss	Value
December 31, 2022	Money Market Funds	1	$ n/a	$ n/a	$7,527,369

				Gross
			Amortized	Holding
	Trading Securities	Level	Cost	Loss	Fair Value
December 31, 2022	Money Market Funds	1	$ n/a	$ n/a	$7,527,369

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Matured on 3/17/2022)	1	$116,726,019	$(3,097)	$116,722,922

Schedule of fair value information on recurring basis

March 31, 2023	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$1,334,616	$—	$—	$1,334,616
Bridge Note – Bifurcated Derivative	$329,953	$—	$—	$329,953

December 31, 2022	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

The following table presents fair value information as of December 31, 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company did not have any financial liabilities that were accounted for at fair values on a recurring basis as of December 31, 2021.

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
PIPE Forward Contract	$170,666	$—	$—	$170,666
Bridge Note – Bifurcated Derivative	$364,711	$—	$—	$364,711

Schedule of key inputs into the Monte Carlo simulation model for Bridge Note Bifurcated Derivative

	December 31, 2022	March 31, 2023
CCC bond rates	15.09%	13.77%
Probability of early termination/repayment -business combination not completed	5%	5%
Probability of early termination/repayment -business combination completed, or PIPE completed	95%	95%
Probability of completing a business combination by March 31, 2023	50%	—%
Probability of completing a business combination by June 30, 2023	50%	80%
Probability of completing a business combination by July 31, 2023	50%	20%

	October 5, 2022	December 31, 2022
CCC bond rates	14.09%	15.09%
Probability of early termination/repayment -business combination not completed	10%	5%
Probability of early termination/repayment -business combination completed or PIPE completed	90%	95%
Probability of completing a business combination by March 31, 2023	50%	50%
Probability of completing a business combination by June 30, 2023	50%	50%

Schedule of key inputs into the PWERM for the PIPE Forward Contracts

	December 31, 2022	March 31, 2023
Risk-free interest rate	4.76%	4.94%
Expected term (years)	0.37	0.27
Probability of completing a business combination	95%	80%

	October 6, 2022	December 31, 2022
Risk-fee interest rate	4.00%	4.76%
Expected term (years)	0.61	0.37
Probability of completing a business combination	90%	95%

Schedule of change in fair value of level 3 financial liabilities

	PIPE	Bridge Note
	Forward	Bifurcated
	Contract	Derivative
Fair value at December 31, 2022	$170,666	$364,711
Change in fair value	1,163,950	(34,758)
Fair value at March 31, 2023	$1,334,616	$329,953

	PIPE	Bridge Note
	Forward Contract	Bifurcated Derivative
Fair value at October 5, 2022 (Initial measurement)		$278,404
Fair value at October 6, 2022 (Initial measurement)	$—	—
Change in fair value	170,666	86,307
Fair value at December 31, 2022	$170,666	$364,711